Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Shareholder Report [Line Items]
Fund Name	Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Class Name	Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Trading Symbol	BEGS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rareview 2x Bull Cryptocurrency & Precious Metals ETF (the “Fund”) for the period of February 6, 2025 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/. You can also request this information by contacting us at1-888-783-8637.
Additional Information Phone Number	1-888-783-8637
Additional Information Website	https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview 2x Bull Cryptocurrency & Precious Metals ETF	$13*	0.99%**
[1],[2]
Expenses Paid, Amount	$ 13	[2]
Expense Ratio, Percent	0.99%	[1]
Updated Performance Information Location [Text Block]	Visit https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/ for more recent performance information.
Net Assets	$ 2,331,103
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$2,331,103
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Money Market Funds	34.3%
Total Return Swaps	-18.3%
Cash & Other	84.0%

Top 10 Issuers	(%)
First American Government Obligations Fund - Class X	34.3%
SPDR Gold Shares	4.9%
iShares Silver Trust	0.9%
iShares Ethereum Trust ETF	-10.1%
iShares Bitcoin Trust ETF	-14.0%

Updated Prospectus Web Address	https://rareviewcapital.com/2x-bull-cryptocurrency-precious-metals-etf/

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.